International Operations (Tables)	12 Months Ended
Dec. 31, 2014
Segments, Geographical Areas [Abstract]
Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations
Total assets, total revenue, income before income taxes and net income of our international operations are shown in the table below.

International operations		International				Total International	Total Domestic
(in millions)		EMEA		APAC	Other				Total
2014
	Total assets at period end (a)	$86,189	(b)	$16,812	$1,516	$104,517	$280,786		$385,303
	Total revenue	3,931	(b)	1,383	645	5,959	9,733		15,692
	Income before income taxes	985		913	365	2,263	1,300		3,563
	Net income	775		719	287	1,781	870		2,651
2013
	Total assets at period end (a)	$70,046	(b)	$20,498	$1,808	$92,352	$282,164	(c)	$374,516	(c)
	Total revenue	3,821	(b)	936	738	5,495	9,553	(c)	15,048	(c)
	Income before income taxes	1,015		493	414	1,922	1,855	(c)	3,777	(c)
	Net income	822		399	335	1,556	629	(c)	2,185	(c)
2012
	Total assets at period end (a)	$78,912	(b)	$18,064	$1,816	$98,792	$260,434	(c)	$359,226	(c)
	Total revenue	3,727	(b)	902	646	5,275	9,335	(c)	14,610	(c)
	Income before income taxes	936		429	326	1,691	1,666	(c)	3,357	(c)
	Net income	761		349	265	1,375	1,140	(c)	2,515	(c)

(a)	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.

(b)
Includes revenue of approximately $2.3 billion, $2.3 billion and $2.3 billion and assets of approximately $46.2 billion, $36.4 billion and $40.0 billion in 2014, 2013, and 2012, respectively, of international operations domiciled in the UK, which is 15%, 15% and 16% of total revenue and 12%, 10%, and 11% of total assets, respectively.

(c)
Results for years ended Dec. 31, 2013 and Dec. 31, 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.